Vessel Revenue, net and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	11 Months Ended
Dec. 31, 2022
Customers Accounting for More than 10 Percent of Revenues [Member]
Revenues [Abstract]
Concentration risk percentage	94.00%
Customer A [Member]
Revenues [Abstract]
Concentration risk percentage	25.00%
Customer B [Member]
Revenues [Abstract]
Concentration risk percentage	20.00%
Customer C [Member]
Revenues [Abstract]
Concentration risk percentage	19.00%
Customer D [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%
Customer E [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%